JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited)

Investments	Shares	Value ($)
COMMON STOCKS — 99.3%
Air Freight & Logistics — 0.5%
SG Holdings Co. Ltd.	994,800	26,749,226
Yamato Holdings Co. Ltd.	709,800	20,456,536

		47,205,762

Airlines — 0.2%
ANA Holdings, Inc.*	313,900	7,355,678
Japan Airlines Co. Ltd.*	284,500	5,931,088

		13,286,766

Auto Components — 2.8%
Aisin Corp.	360,100	14,578,262
Bridgestone Corp.	1,204,700	53,072,921
Denso Corp.	1,021,500	70,178,244
JTEKT Corp.	485,000	4,608,031
Koito Manufacturing Co. Ltd.	252,100	15,428,665
NGK Spark Plug Co. Ltd.	336,100	4,949,804
Stanley Electric Co. Ltd.	300,300	7,835,712
Sumitomo Electric Industries Ltd.	1,560,000	22,162,477
Sumitomo Rubber Industries Ltd.	367,800	4,950,269
Toyoda Gosei Co. Ltd.	146,000	3,431,834
Toyota Boshoku Corp.	169,100	3,411,358
Toyota Industries Corp.	402,900	33,797,298
Yokohama Rubber Co. Ltd. (The)	262,100	5,233,731

		243,638,606

Automobiles — 7.9%
Honda Motor Co. Ltd.	3,380,300	108,568,041
Isuzu Motors Ltd.	1,223,000	16,314,442
Mazda Motor Corp.*	1,179,000	11,630,724
Mitsubishi Motors Corp.*	1,346,200	3,782,454
Nissan Motor Co. Ltd.*	4,725,400	27,425,471
Subaru Corp.	1,207,700	23,727,655
Suzuki Motor Corp.	963,900	39,216,748
Toyota Motor Corp.	5,000,500	448,922,265
Yamaha Motor Co. Ltd.	619,500	15,512,706

		695,100,506

Banks — 4.5%
Aozora Bank Ltd.	232,500	5,233,104
Bank of Kyoto Ltd. (The)	149,300	6,429,514
Chiba Bank Ltd. (The)	1,459,000	8,299,784
Concordia Financial Group Ltd.	2,375,400	8,503,428
Fukuoka Financial Group, Inc.	376,100	6,339,214
Mebuki Financial Group, Inc.	2,317,500	4,959,936
Mitsubishi UFJ Financial Group, Inc.	25,349,600	133,913,872
Mizuho Financial Group, Inc.	4,989,400	71,296,591
Resona Holdings, Inc.	4,688,700	17,604,573
Seven Bank Ltd.	1,435,500	3,131,471
Shinsei Bank Ltd.	320,300	4,236,399
Shizuoka Bank Ltd. (The)	1,110,200	8,017,492
Sumitomo Mitsui Financial Group, Inc.	2,698,100	90,950,479
Sumitomo Mitsui Trust Holdings, Inc.	736,100	24,163,113

		393,078,970

Beverages — 1.0%
Asahi Group Holdings Ltd.	946,000	42,564,823
Coca-Cola Bottlers Japan Holdings, Inc.	296,400	4,837,012
Kirin Holdings Co. Ltd.	1,706,400	31,211,424
Suntory Beverage & Food Ltd.	248,400	8,709,515

		87,322,774

Biotechnology — 0.1%
PeptiDream, Inc.*	194,300	8,019,099

Building Products — 1.9%
AGC, Inc.	447,600	19,140,781
Daikin Industries Ltd.	574,900	120,057,939
Lixil Corp.	571,600	15,599,013
TOTO Ltd.	312,900	16,223,928

		171,021,661

Capital Markets — 0.9%
Daiwa Securities Group, Inc.	2,971,500	15,625,172
Japan Exchange Group, Inc.	1,052,400	23,936,866
Nomura Holdings, Inc.	5,527,900	27,681,438
SBI Holdings, Inc.	480,300	11,497,401

		78,740,877

Chemicals — 4.6%
Air Water, Inc.	452,000	6,757,042
Asahi Kasei Corp.	2,738,600	29,864,208
Daicel Corp.	559,000	4,642,578
DIC Corp.	162,400	4,388,701
JSR Corp.	420,900	14,108,565
Kaneka Corp.	134,400	5,321,867
Kansai Paint Co. Ltd.	507,400	12,461,446
Kuraray Co. Ltd.	697,400	6,475,770
Mitsubishi Chemical Holdings Corp.	2,780,200	23,328,391
Mitsubishi Gas Chemical Co., Inc.	407,400	8,486,509
Mitsui Chemicals, Inc.	401,600	12,806,589
Nippon Paint Holdings Co. Ltd.	2,840,000	36,250,289
Nippon Sanso Holdings Corp.	416,000	9,208,594
Nissan Chemical Corp.	284,000	13,919,885
Nitto Denko Corp.	294,900	21,910,605
Shin-Etsu Chemical Co. Ltd.	777,800	126,881,947
Showa Denko KK	294,800	8,458,926
Sumitomo Chemical Co. Ltd.	3,250,800	16,922,099
Teijin Ltd.	389,000	5,857,164
Toray Industries, Inc.	3,205,400	21,104,949
Tosoh Corp.	638,200	11,199,816

		400,355,940

Commercial Services & Supplies — 0.8%
Dai Nippon Printing Co. Ltd.	554,000	13,055,195
Park24 Co. Ltd.*	222,800	4,201,026
Secom Co. Ltd.	420,600	31,835,469
Sohgo Security Services Co. Ltd.	169,900	7,944,638
TOPPAN, Inc.	687,700	11,665,509

		68,701,837

Construction & Engineering — 0.6%
JGC Holdings Corp.	507,800	4,571,561
Kajima Corp.	975,000	12,550,978
Kinden Corp.	253,200	4,105,958
Obayashi Corp.	1,417,200	11,588,803
Shimizu Corp.	1,379,800	10,161,603
Taisei Corp.	413,800	13,945,631

		56,924,534

Construction Materials — 0.1%
Taiheiyo Cement Corp.	249,200	5,806,030

Consumer Finance — 0.1%
Acom Co. Ltd.	910,500	3,737,095
AEON Financial Service Co. Ltd.	221,200	2,725,168
Orient Corp.	1,181,500	1,482,976

		7,945,239

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Containers & Packaging — 0.0%(a)
Toyo Seikan Group Holdings Ltd.	314,800	4,283,257

Diversified Consumer Services — 0.0%(a)
Benesse Holdings, Inc.	159,100	3,661,042

Diversified Financial Services — 0.7%
Mitsubishi HC Capital, Inc.	1,498,200	8,171,670
ORIX Corp.	2,525,200	44,179,411
Tokyo Century Corp.	103,000	5,668,403

		58,019,484

Diversified Telecommunication Services — 0.7%
Nippon Telegraph & Telephone Corp.	2,528,100	64,739,891

Electric Utilities — 0.6%
Chubu Electric Power Co., Inc.	1,414,500	16,974,815
Chugoku Electric Power Co., Inc. (The)	638,500	5,771,719
Kansai Electric Power Co., Inc. (The)	1,623,700	15,316,162
Kyushu Electric Power Co., Inc.	931,900	7,044,407
Tohoku Electric Power Co., Inc.	989,000	7,492,897
Tokyo Electric Power Co. Holdings, Inc.*	1,578,100	4,205,947

		56,805,947

Electrical Equipment — 2.2%
Fuji Electric Co. Ltd.	294,000	12,866,435
Mabuchi Motor Co. Ltd.	111,900	4,208,378
Mitsubishi Electric Corp.	4,218,700	57,236,163
Nidec Corp.	1,078,400	121,043,408

		195,354,384

Electronic Equipment, Instruments & Components — 5.6%
Alps Alpine Co. Ltd.	400,300	4,166,684
Canon Marketing Japan, Inc.	104,600	2,342,960
Hamamatsu Photonics KK	289,500	16,096,362
Hirose Electric Co. Ltd.	65,000	9,737,434
Ibiden Co. Ltd.	261,900	13,874,202
Keyence Corp.	368,800	205,422,703
Kyocera Corp.	690,500	42,667,287
Murata Manufacturing Co. Ltd.	1,261,000	104,644,999
Omron Corp.	404,700	34,632,233
Shimadzu Corp.	541,200	21,826,868
TDK Corp.	253,900	28,970,005
Yokogawa Electric Corp.	469,700	7,225,954

		491,607,691

Entertainment — 2.0%
DeNA Co. Ltd.	165,900	3,123,885
Konami Holdings Corp.	195,900	10,850,034
Nexon Co. Ltd.	889,300	18,298,344
Nintendo Co. Ltd.	232,900	119,734,619
Square Enix Holdings Co. Ltd.	175,000	9,080,175
Toho Co. Ltd.	279,700	12,176,619

		173,263,676

Equity Real Estate Investment Trusts (REITs) — 1.7%
Advance Residence Investment Corp.(b)	2,708	9,239,995
Daiwa House REIT Investment Corp.	3,926	11,688,870
GLP J-REIT	8,537	15,291,194
Japan Metropolitan Fund Invest	13,715	14,366,948
Japan Prime Realty Investment Corp.	1,871	7,317,926
Japan Real Estate Investment Corp.	2,708	17,007,453
Nippon Building Fund, Inc.	3,243	20,958,383
Nippon Prologis REIT, Inc.	5,059	16,894,853
Nomura Real Estate Master Fund, Inc.	9,268	14,726,627
Orix JREIT, Inc.	5,424	10,349,451
United Urban Investment Corp.	6,131	9,018,572

		146,860,272

Food & Staples Retailing — 1.9%
Aeon Co. Ltd.	1,713,300	46,884,186
Cosmos Pharmaceutical Corp.	42,500	7,214,484
Kobe Bussan Co. Ltd.	236,400	7,959,680
Lawson, Inc.	97,800	4,915,438
Matsumotokiyoshi Holdings Co. Ltd.	185,700	8,251,033
Seven & i Holdings Co. Ltd.	1,567,300	69,933,549
Sundrug Co. Ltd.	134,400	4,362,908
Tsuruha Holdings, Inc.	71,100	8,394,415
Welcia Holdings Co. Ltd.	203,000	6,910,062

		164,825,755

Food Products — 1.6%
Ajinomoto Co., Inc.	1,079,500	27,502,336
Calbee, Inc.	226,600	5,205,986
Ezaki Glico Co. Ltd.	111,800	4,176,747
Kewpie Corp.	235,700	5,300,163
Kikkoman Corp.	381,300	23,349,648
MEIJI Holdings Co. Ltd.	286,000	17,703,626
NH Foods Ltd.	203,400	8,203,965
Nisshin Seifun Group, Inc.	515,400	8,309,584
Nissin Foods Holdings Co. Ltd.	165,800	11,798,387
Toyo Suisan Kaisha Ltd.	201,600	7,696,549
Yakult Honsha Co. Ltd.	315,800	18,662,194
Yamazaki Baking Co. Ltd.(b)	353,400	4,852,185

		142,761,370

Gas Utilities — 0.4%
Osaka Gas Co. Ltd.	817,300	15,269,380
Toho Gas Co. Ltd.	193,600	9,410,425
Tokyo Gas Co. Ltd.	757,200	14,332,833

		39,012,638

Health Care Equipment & Supplies — 3.0%
Asahi Intecc Co. Ltd.	446,600	12,101,564
Hoya Corp.	725,500	102,418,569
Olympus Corp.	2,530,800	52,082,219
Sysmex Corp.	324,600	38,624,361
Terumo Corp.	1,417,200	55,002,595

		260,229,308

Health Care Providers & Services — 0.2%
Alfresa Holdings Corp.	414,700	6,315,831
Medipal Holdings Corp.	412,400	7,766,818
Suzuken Co. Ltd.	156,300	4,510,472

		18,593,121

Health Care Technology — 0.6%
M3, Inc.	840,900	55,000,486

Hotels, Restaurants & Leisure — 0.8%
McDonald’s Holdings Co. Japan Ltd.(b)	131,500	5,926,163
Oriental Land Co. Ltd.	443,900	60,814,456

		66,740,619

Household Durables — 4.5%
Casio Computer Co. Ltd.	453,500	7,391,606
Haseko Corp.	489,700	6,626,761
Iida Group Holdings Co. Ltd.	365,400	8,817,364
Nikon Corp.	684,600	6,373,187
Panasonic Corp.	4,577,900	55,278,436

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Rinnai Corp.	77,100	7,162,557
Sekisui Chemical Co. Ltd.	888,300	15,328,026
Sekisui House Ltd.(b)	1,277,000	25,291,608
Sharp Corp.	468,900	7,202,054
Sony Group Corp.	2,478,500	258,920,207

		398,391,806

Household Products — 0.6%
Lion Corp.	586,200	10,146,649
Pigeon Corp.	238,900	6,878,702
Unicharm Corp.	865,800	34,750,904

		51,776,255

Independent Power and Renewable Electricity Producers — 0.1%
Electric Power Development Co. Ltd.	340,600	4,986,307

Industrial Conglomerates — 1.7%
Hitachi Ltd.	1,900,700	109,326,781
Keihan Holdings Co. Ltd.	212,100	5,831,039
Toshiba Corp.	832,900	35,849,258

		151,007,078

Insurance — 2.4%
Dai-ichi Life Holdings, Inc.	2,238,500	41,199,682
Japan Post Holdings Co. Ltd.*	2,916,700	24,758,237
Japan Post Insurance Co. Ltd.	397,700	7,050,639
MS&AD Insurance Group Holdings, Inc.	944,200	29,186,223
Sompo Holdings, Inc.	732,400	30,278,936
T&D Holdings, Inc.	1,181,200	15,113,165
Tokio Marine Holdings, Inc.	1,368,900	65,243,230

		212,830,112

Interactive Media & Services — 0.4%
Kakaku.com, Inc.	255,100	6,961,467
Z Holdings Corp.	5,263,100	26,342,780

		33,304,247

Internet & Direct Marketing Retail — 0.4%
Mercari, Inc.*	196,800	10,300,671
Rakuten Group, Inc.	1,766,900	19,443,077
ZOZO, Inc.	188,600	6,423,473

		36,167,221

IT Services — 2.3%
Fujitsu Ltd.	366,900	62,420,844
GMO Payment Gateway, Inc.	84,400	10,849,410
Itochu Techno-Solutions Corp.	187,500	5,751,679
NEC Corp.	536,500	27,209,703
Nomura Research Institute Ltd.	730,100	23,494,506
NTT Data Corp.	1,266,900	19,623,692
Obic Co. Ltd.	132,000	23,199,452
Otsuka Corp.	217,200	11,285,850
SCSK Corp.	99,500	5,996,861
TIS, Inc.	455,800	11,821,748

		201,653,745

Leisure Products — 1.1%
Bandai Namco Holdings, Inc.	437,300	28,295,131
Sega Sammy Holdings, Inc.	344,100	4,340,259
Shimano, Inc.	167,200	42,799,709
Yamaha Corp.	323,300	17,915,353

		93,350,452

Machinery — 5.5%
Amada Co. Ltd.	705,500	7,251,226
Daifuku Co. Ltd.	248,200	22,241,020
FANUC Corp.	373,600	83,674,348
Harmonic Drive Systems, Inc.	79,400	4,392,170
Hino Motors Ltd.	563,800	4,942,661
Hitachi Construction Machinery Co. Ltd.	208,100	5,879,966
Hoshizaki Corp.	115,300	9,682,081
Kawasaki Heavy Industries Ltd.*	327,700	6,878,138
Komatsu Ltd.	1,910,200	47,867,788
Kubota Corp.	2,256,200	47,180,461
Kurita Water Industries Ltd.	210,900	10,243,113
Makita Corp.	550,000	28,599,439
MINEBEA MITSUMI, Inc.	839,800	22,675,363
MISUMI Group, Inc.	558,100	19,452,673
Mitsubishi Heavy Industries Ltd.	661,500	19,112,868
Nabtesco Corp.	245,400	9,294,880
NGK Insulators Ltd.	538,400	8,622,400
NSK Ltd.	963,000	7,947,508
SMC Corp.	125,600	74,665,917
Sumitomo Heavy Industries Ltd.	241,200	6,680,699
THK Co. Ltd.	241,700	6,924,522
Yaskawa Electric Corp.	524,800	25,986,374

		480,195,615

Marine — 0.3%
Mitsui OSK Lines Ltd.	236,900	12,292,188
Nippon Yusen KK	333,300	18,008,883

		30,301,071

Media — 0.5%
CyberAgent, Inc.	804,000	14,470,751
Dentsu Group, Inc.	475,700	16,532,478
Fuji Media Holdings, Inc.	91,500	992,676
Hakuhodo DY Holdings, Inc.	597,800	9,092,847
Nippon Television Holdings, Inc.	102,800	1,142,956
TBS Holdings, Inc.	69,000	1,038,460

		43,270,168

Metals & Mining — 1.0%
Hitachi Metals Ltd.*	395,900	7,731,540
JFE Holdings, Inc.	1,133,300	13,780,649
Maruichi Steel Tube Ltd.	153,400	3,700,625
Mitsubishi Materials Corp.	257,500	5,372,420
Nippon Steel Corp.	1,867,400	32,394,372
Sumitomo Metal Mining Co. Ltd.	537,400	21,779,411

		84,759,017

Multiline Retail — 0.7%
Isetan Mitsukoshi Holdings Ltd.	779,000	5,274,987
Izumi Co. Ltd.	88,300	3,022,456
J Front Retailing Co. Ltd.	532,100	4,483,790
Marui Group Co. Ltd.	440,500	7,716,288
Pan Pacific International Holdings Corp.	1,183,300	24,700,248
Ryohin Keikaku Co. Ltd.	519,600	10,540,705
Seria Co. Ltd.	89,000	3,201,412

		58,939,886

Oil, Gas & Consumable Fuels — 0.6%
ENEOS Holdings, Inc.	6,346,000	26,656,983
Idemitsu Kosan Co. Ltd.	485,152	11,420,413
Inpex Corp.	2,125,500	15,075,245

		53,152,641

Paper & Forest Products — 0.1%
Oji Holdings Corp.	1,991,600	11,482,544

Personal Products — 1.5%
Kao Corp.	946,700	57,002,079

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
Kobayashi Pharmaceutical Co. Ltd.	106,900	8,526,878
Kose Corp.	68,200	10,776,344
Pola Orbis Holdings, Inc.	166,200	3,972,912
Shiseido Co. Ltd.	785,700	52,512,827

		132,791,040

Pharmaceuticals — 5.5%
Astellas Pharma, Inc.	3,658,400	58,268,735
Chugai Pharmaceutical Co. Ltd.	1,253,500	46,192,147
Daiichi Sankyo Co. Ltd.	3,595,800	71,212,334
Eisai Co. Ltd.	581,400	47,821,799
Hisamitsu Pharmaceutical Co., Inc.	166,900	7,310,289
Kyowa Kirin Co. Ltd.	497,600	16,197,457
Nippon Shinyaku Co. Ltd.	118,600	8,922,458
Ono Pharmaceutical Co. Ltd.	974,400	22,243,767
Otsuka Holdings Co. Ltd.	1,095,900	43,561,005
Santen Pharmaceutical Co. Ltd.	786,400	10,655,604
Shionogi & Co. Ltd.	550,800	29,007,714
Sumitomo Dainippon Pharma Co. Ltd.	375,800	6,507,083
Taisho Pharmaceutical Holdings Co. Ltd.	110,900	6,210,737
Takeda Pharmaceutical Co. Ltd.	3,101,000	103,221,525
Tsumura & Co.	136,500	4,305,751

		481,638,405

Professional Services — 2.2%
Nihon M&A Center, Inc.	574,200	15,990,911
Persol Holdings Co. Ltd.	372,700	7,519,361
Recruit Holdings Co. Ltd.	3,333,100	172,756,739

		196,267,011

Real Estate Management & Development — 2.4%
Aeon Mall Co. Ltd.	195,300	2,976,787
Daito Trust Construction Co. Ltd.	136,200	16,002,128
Daiwa House Industry Co. Ltd.	1,309,700	40,155,711
Hulic Co. Ltd.	978,300	11,129,870
Mitsubishi Estate Co. Ltd.	2,733,600	42,881,777
Mitsui Fudosan Co. Ltd.	1,895,800	44,337,587
Nomura Real Estate Holdings, Inc.	235,300	5,834,605
Sumitomo Realty & Development Co. Ltd.	935,500	30,490,976
Tokyo Tatemono Co. Ltd.	410,200	6,171,417
Tokyu Fudosan Holdings Corp.	1,187,400	6,703,288

		206,684,146

Road & Rail — 3.0%
Central Japan Railway Co.	404,200	58,796,861
East Japan Railway Co.	741,100	49,373,837
Hankyu Hanshin Holdings, Inc.	498,500	14,741,030
Keikyu Corp.	542,000	6,439,166
Keio Corp.	239,700	13,426,597
Keisei Electric Railway Co. Ltd.	337,800	10,060,558
Kintetsu Group Holdings Co. Ltd.*	375,200	12,678,369
Kyushu Railway Co.	309,200	6,972,470
Nagoya Railroad Co. Ltd.	386,600	6,510,224
Nankai Electric Railway Co. Ltd.	223,200	4,739,667
Nippon Express Co. Ltd.	171,100	12,498,816
Odakyu Electric Railway Co. Ltd.	681,400	16,262,390
Seibu Holdings, Inc.*	522,100	5,891,131
Tobu Railway Co. Ltd.	411,500	10,700,642
Tokyu Corp.	1,116,400	14,962,784
West Japan Railway Co.	376,500	20,456,171

		264,510,713

Semiconductors & Semiconductor Equipment — 3.0%
Advantest Corp.	392,000	34,606,154
Disco Corp.	58,800	16,790,740
Lasertec Corp.	152,100	28,553,998
Renesas Electronics Corp.*	2,728,000	29,608,728
Rohm Co. Ltd.	171,400	16,721,454
SUMCO Corp.	495,000	11,448,525
Tokyo Electron Ltd.	309,000	127,439,468

		265,169,067

Software — 0.2%
Oracle Corp.	66,000	4,930,203
Trend Micro, Inc.	274,900	14,312,147

		19,242,350

Specialty Retail — 1.8%
ABC-Mart, Inc.	62,200	3,429,482
Fast Retailing Co. Ltd.	128,200	86,945,626
Hikari Tsushin, Inc.	40,200	6,959,854
K’s Holdings Corp.	367,800	4,345,438
Nitori Holdings Co. Ltd.	170,400	32,388,983
Shimamura Co. Ltd.	51,000	4,929,951
USS Co. Ltd.	438,100	7,626,421
Workman Co. Ltd.	47,800	3,297,892
Yamada Holdings Co. Ltd.	1,539,100	7,271,406

		157,195,053

Technology Hardware, Storage & Peripherals — 1.6%
Brother Industries Ltd.	516,300	10,507,188
Canon, Inc.	2,096,900	48,287,561
FUJIFILM Holdings Corp.	788,400	56,577,801
Ricoh Co. Ltd.	1,345,800	14,705,357
Seiko Epson Corp.	643,200	11,066,847

		141,144,754

Textiles, Apparel & Luxury Goods — 0.1%
Asics Corp.	373,700	8,253,024

Tobacco — 0.5%
Japan Tobacco, Inc.	2,162,200	42,250,036

Trading Companies & Distributors — 3.8%
ITOCHU Corp.	2,770,100	81,992,854
Marubeni Corp.	3,242,400	27,597,407
Mitsubishi Corp.	2,771,700	77,742,810
Mitsui & Co. Ltd.	3,148,100	72,256,472
MonotaRO Co. Ltd.	482,100	11,089,628
Sojitz Corp.	2,164,700	6,622,440
Sumitomo Corp.	2,335,800	31,743,331
Toyota Tsusho Corp.	466,200	22,011,569

		331,056,511

Transportation Infrastructure — 0.2%
Japan Airport Terminal Co. Ltd.(b)	166,200	7,182,145
Kamigumi Co. Ltd.	216,200	4,562,416
Mitsubishi Logistics Corp.	158,900	4,720,678

		16,465,239

Wireless Telecommunication Services — 3.3%
KDDI Corp.	3,213,900	98,292,639
SoftBank Corp.	3,104,600	40,549,837
SoftBank Group Corp.	2,472,200	155,465,915

		294,308,391

TOTAL COMMON STOCKS (Cost $7,891,730,323)		8,721,451,447

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

Investments	Shares	Value ($)
SHORT-TERM INVESTMENTS — 0.1%
INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED — 0.1%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(c)(d)	9,987,914	9,987,914
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(c)(d)	1,331,579	1,331,579

TOTAL INVESTMENT OF CASH COLLATERAL FROM SECURITIES LOANED (Cost $11,319,493)		11,319,493

Total Investments — 99.4% (Cost $7,903,049,816)		8,732,770,940
Other Assets Less Liabilities — 0.6%		49,729,713

Net Assets — 100.0%		8,782,500,653

Percentages indicated are based on net assets.

Abbreviations

REIT	Real Estate Investment Trust

(a)	Amount rounds to less than 0.1% of net assets.
(b)	The security or a portion of this security is on loan at July 31, 2021. The total value of securities on loan at July 31, 2021 is $10,794,724.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of July 31, 2021.
*	Non-income producing security.

Futures contracts outstanding as of July 31, 2021:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
TOPIX Index	347	09/2021	JPY	60,492,913	(1,444,538)

Abbreviations

JPY	Japanese Yen
TOPIX	Tokyo Stock Price Index

JPMorgan BetaBuilders Japan ETF

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF JULY 31, 2021 (Unaudited) (continued)

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Certain foreign equity instruments are valued by applying international fair value factors provided by an approved Pricing Service. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAVs are calculated.

Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Air Freight & Logistics	$—	$47,205,762	$—	$47,205,762
Airlines	—	13,286,766	—	13,286,766
Auto Components	—	243,638,606	—	243,638,606
Automobiles	—	695,100,506	—	695,100,506
Banks	—	393,078,970	—	393,078,970
Beverages	—	87,322,774	—	87,322,774
Biotechnology	—	8,019,099	—	8,019,099
Building Products	—	171,021,661	—	171,021,661
Capital Markets	—	78,740,877	—	78,740,877
Chemicals	—	400,355,940	—	400,355,940
Commercial Services & Supplies	—	68,701,837	—	68,701,837
Construction & Engineering	—	56,924,534	—	56,924,534
Construction Materials	—	5,806,030	—	5,806,030
Consumer Finance	—	7,945,239	—	7,945,239
Containers & Packaging	—	4,283,257	—	4,283,257
Diversified Consumer Services	—	3,661,042	—	3,661,042
Diversified Financial Services	—	58,019,484	—	58,019,484
Diversified Telecommunication Services	—	64,739,891	—	64,739,891
Electric Utilities	—	56,805,947	—	56,805,947
Electrical Equipment	—	195,354,384	—	195,354,384
Electronic Equipment, Instruments & Components	—	491,607,691	—	491,607,691
Entertainment	—	173,263,676	—	173,263,676
Equity Real Estate Investment Trusts (REITs)	15,291,194	131,569,078	—	146,860,272
Food & Staples Retailing	—	164,825,755	—	164,825,755
Food Products	—	142,761,370	—	142,761,370
Gas Utilities	—	39,012,638	—	39,012,638
Health Care Equipment & Supplies	—	260,229,308	—	260,229,308
Health Care Providers & Services	—	18,593,121	—	18,593,121
Health Care Technology	—	55,000,486	—	55,000,486
Hotels, Restaurants & Leisure	—	66,740,619	—	66,740,619
Household Durables	—	398,391,806	—	398,391,806
Household Products	—	51,776,255	—	51,776,255
Independent Power and Renewable Electricity Producers	—	4,986,307	—	4,986,307
Industrial Conglomerates	—	151,007,078	—	151,007,078
Insurance	—	212,830,112	—	212,830,112
Interactive Media & Services	—	33,304,247	—	33,304,247
Internet & Direct Marketing Retail	—	36,167,221	—	36,167,221
IT Services	—	201,653,745	—	201,653,745
Leisure Products	—	93,350,452	—	93,350,452
Machinery	—	480,195,615	—	480,195,615
Marine	—	30,301,071	—	30,301,071
Media	—	43,270,168	—	43,270,168
Metals & Mining	—	84,759,017	—	84,759,017
Multiline Retail	—	58,939,886	—	58,939,886
Oil, Gas & Consumable Fuels	—	53,152,641	—	53,152,641
Paper & Forest Products	—	11,482,544	—	11,482,544
Personal Products	—	132,791,040	—	132,791,040
Pharmaceuticals	—	481,638,405	—	481,638,405
Professional Services	—	196,267,011	—	196,267,011
Real Estate Management & Development	—	206,684,146	—	206,684,146
Road & Rail	—	264,510,713	—	264,510,713
Semiconductors & Semiconductor Equipment	—	265,169,067	—	265,169,067
Software	—	19,242,350	—	19,242,350
Specialty Retail	—	157,195,053	—	157,195,053
Technology Hardware, Storage & Peripherals	—	141,144,754	—	141,144,754
Textiles, Apparel & Luxury Goods	—	8,253,024	—	8,253,024
Tobacco	—	42,250,036	—	42,250,036
Trading Companies & Distributors	—	331,056,511	—	331,056,511
Transportation Infrastructure	—	16,465,239	—	16,465,239
Wireless Telecommunication Services	—	294,308,391	—	294,308,391

Total Common Stocks	15,291,194	8,706,160,253	—	8,721,451,447

Short-Term Investments
Investment of Cash Collateral from Securities Loaned	11,319,493	—	—	11,319,493

Total Investments in Securities	$26,610,687	$8,706,160,253	$—	$8,732,770,940

Depreciation in Other Financial Instruments
Futures Contracts	$(1,444,538)	$—	$—	$(1,444,538)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amount in the table below.

For the period ended July 31, 2021
Security Description	Value at October 31, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2021	Shares at July 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 0.08%(a)(b)	$3,989,013	$391,000,000	$385,000,000	$(1,897)	$798	$9,987,914	9,987,914	$33,328	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.03%(a)(b)	1,126,935	306,640,074	306,435,430	—	—	1,331,579	1,331,579	2,425	—

Total	$5,115,948	$697,640,074	$691,435,430	$(1,897)	$798	$11,319,493		$35,753	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2021.